Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax
Schedule of components of income before income taxes

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cayman Islands	(14,109)	(42,287)	(75,926)
Hong Kong	14,951	59,675	68,578
PRC, excluding Hong Kong	103,864	178,551	179,803
Italy	(956)	229	20,012
Others	(1,866)	106	630
	101,884	196,274	193,097

Schedule of current and deferred portions of income tax (benefits) expenses included in the consolidated statements of comprehensive income

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expenses	12,456	48,019	87,197
Deferred tax benefits	(43,981)	(7,291)	(55,771)
Income tax benefits (expenses)	(31,525)	40,728	31,426

Schedule of reconciliation of income tax rate

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Increase (decrease) in effective income tax rate resulting from
Entities not subject to income tax	3.46%	5.39%	9.83%
Tax rate differential	(1.17)%	(2.60)%	(2.83)%
Share-based compensation	11.31%	3.01%	1.11%
Non-deductive expense without tax invoice	13.02%	0.76%	2.08%
R&D surplus deduction	—	(7.78)%	(5.41)%
Others	1.89%	(5.50)%	(5.12)%
Change in valuation allowance	(84.45)%	2.47%	(8.38)%
Effective income tax rate	(30.94)%	20.75%	16.28%

Schedule of deferred tax assets

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
Inventory write-down	3,648	6,914
Net operating loss carry forwards	61,086	88,481
Advertisement expenses	1,135	4,933
Deferred revenue	5,196	4,126
Allowance for doubtful accounts	—	2,183
Lease liability	—	39,431
Less: Valuation allowance	(19,851)	—
Total deferred tax assets	51,214	146,068

Deferred tax liabilities
Intangible assets	2,024	1,715
Right of use assets	—	39,431
Total deferred tax liabilities	2,024	41,146
Net deferred tax assets	51,214	106,637
Net deferred tax liabilities	2,024	1,715

Schedule of changes in valuation allowance

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	101,036	14,999	19,851
Additions	2,842	10,875	—
Reversals	(88,879)	(6,023)	(19,851)
Balance at the end of the year	14,999	19,851	—